Investment in Equity Method Investees (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information of Equity Method Investees

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
Series PMPI (in thousands)	2023	2022	2023	2022
Revenue	$8	$16	$8	$16
Amortization	500	500	1,500	1,500
Other expenses	—	8	—	8
Loss	(492)	(492)	(1,492)	(1,492)

Series PMPI (in thousands)	September 30, 2023	December 31, 2022
Total Assets	$1,874	3,341
Total Liabilities	$309	274

Summary financial information for equity accounted investees, not adjusted for the percentage ownership of the Company is as follows:

	For the year ended,
Series PMPI (in thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Revenue	22	1	34
Amortization	2,000	2,000	2,000
Other expenses	8	—	20
Profit (Loss)	(1,986)	(1,999)	(1,986)

Series PMPI (in thousands)	December 31, 2022	December 31, 2021
Total Assets	$3,341	5,390
Total Liabilities	$274	266